Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Long-term Debt
Long-term debt	$ 963,456	$ 914,015
Senior unsecured notes 2025
Disclosure of Long-term Debt
Senior unsecured notes	398,275	395,839
Senior unsecured notes 2030
Disclosure of Long-term Debt
Senior unsecured notes	$ 565,181	$ 518,176